Net Interest Income and Average Balance Sheet and Interest Rates - Net interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Calculated using the effective interest method
Cash and balances with central banks	$ 2,533	$ 4,123	$ 4,277
Collateral paid	468	647	581
Investment securities	4,587	3,494	2,037
Loans	45,451	44,460	35,582
Other financial assets	15	15	38
Total interest income calculated using the effective interest method	53,054	52,739	42,515
Other
Net ineffectiveness on qualifying hedges	(19)	8	94
Trading securities and financial assets measured at FVIS	2,007	1,600	1,143
Total other	1,988	1,608	1,237
Total interest income	55,042	54,347	43,752
Calculated using the effective interest method
Collateral received	(268)	(317)	(327)
Deposits and other borrowings	(21,121)	(21,268)	(14,993)
Debt Issues	(6,439)	(6,094)	(4,667)
Loan capital	(2,041)	(1,848)	(1,448)
Other financial liabilities	(334)	(394)	(516)
Total interest expense calculated using the effective interest method	(30,203)	(29,921)	(21,951)
Other
Deposits and other borrowings	(2,125)	(2,389)	(1,925)
Trading liabilities	(2,610)	(2,643)	(653)
Debt issues	(227)	(194)	(494)
Bank levy	(393)	(357)	(332)
Other interest expense	(104)	(90)	(80)
Total other	(5,459)	(5,673)	(3,484)
Total interest expense	(35,662)	(35,594)	(25,435)
Net interest income	19,380	18,753	$ 18,317
Parent Entity
Calculated using the effective interest method
Cash and balances with central banks	2,260	3,651
Collateral paid	467	646
Investment securities	4,274	3,254
Loans	39,617	38,217
Other financial assets	11	13
Due from subsidiaries	2,222	2,577
Total interest income calculated using the effective interest method	48,851	48,358
Other
Net ineffectiveness on qualifying hedges	(15)	16
Trading securities and financial assets measured at FVIS	1,911	1,474
Due from subsidiaries	300	81
Total other	2,196	1,571
Total interest income	51,047	49,929
Calculated using the effective interest method
Collateral received	(242)	(302)
Deposits and other borrowings	(18,743)	(18,190)
Debt Issues	(5,587)	(5,422)
Due to subsidiaries	(2,929)	(3,324)
Loan capital	(1,967)	(1,773)
Other financial liabilities	(246)	(177)
Total interest expense calculated using the effective interest method	(29,714)	(29,188)
Other
Deposits and other borrowings	(2,046)	(2,248)
Trading liabilities	(2,633)	(2,785)
Debt issues	(88)	(82)
Bank levy	(390)	(357)
Due to subsidiaries	2	242
Other interest expense	(80)	(74)
Total other	(5,235)	(5,304)
Total interest expense	(34,949)	(34,492)
Net interest income	$ 16,098	$ 15,437